Commitments and Contingencies (Details Narrative) (fuboTV Inc.) - fuboTV Inc. [Member] $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 29, 2020 USD ($) ft²	Jan. 30, 2018 USD ($) ft²	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2017 ft²
Lease Agreement [Member]
Lease term of contract							10 years
Lease renewal term							5 years
Rent expenses | $			$ 415	$ 388	$ 1,584	$ 1,330
Lease Agreement [Member] | Additional Leased Space [Member]
Area of land | ft²		6,600
Lease term description		The lease term commenced in February 2018 and is effective through March 2021.
Rent expenses | $		$ 518
New York, NY [Member] | Lease Agreement [Member]
Area of land | ft²							10,000
New York, NY [Member] | SubLease Agreement [Member] | Welltower, Inc [Member]
Area of land | ft²	6,300
Lease term description	The lease commenced in March 2020 and is effective through July 30, 2021
Rent expenses | $	$ 455